                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: ____/____/____   (a)

            or fiscal year ending:   12 / 31 / 01    (b)
                                    ---- ---- -----

Is this a transition report? (Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:      Separate Account VL A

     B.  File Number: 811-     09046

     C.  Telephone Number:     (319) 297-8120


2.   A.  Street:  4333 Edgewood Road N.E.

     B.  City:    Cedar Rapids      C. State:  IA     D. Zip Code:  52499      Zip Ext:

     E.  Foreign Country:                         Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       Y
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                              ------------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                    ------------
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)               Y
                                                       -------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)____________ [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?_____________________________________________________________

                                                         If filing more than one
                                                           Page 47, "X" box: [ ]

For period ending      12/31/2001
                 ---------------------
File number 811-     09046
                ----------------------

UNIT INVESTMENT TRUSTS


111.   A.  [ ]  Depositor Name:     Transamerica Life Insurance Company
                               -------------------------------------------------

       B.  [ ]  File Number (If any):_______________

       C.  [ ]  City:   Cedar Rapids         State:   IA           Zip Code:   52499              Zip Ext.:__________
                     ------------------            ------------             ------------------

           [ ]  Foreign Country:_______________________________    Foreign Postal Code:____________________

111.   A.  [ ]  Depositor Name:_________________________________________________

       B.  [ ]  File Number (If any):___________________________________________

       C.  [ ]  City:_________________       State:_____________   Zip Code:____________________  Zip Ext.:____________

           [ ]  Foreign Country:________________________________   Foreign Postal Code:_______________________

112.   A.  [ ]  Sponsor Name:       Transamerica Life Insurance Company
                             ---------------------------------------------------

       B.  [ ]  File Number (If any):_____________________

       C.  [ ]  City:   Cedar Rapids         State:   IA           Zip Code:   52499              Zip Ext.:__________
                     ------------------            ------------             ------------------

           [ ]  Foreign Country:_______________________________    Foreign Postal Code:____________________

112.   A.  [ ]  Sponsor Name:___________________________________________________

       B.  [ ]  File Number (If any):___________________________________________

       C.  [ ]  City:_________________       State:_____________   Zip Code:____________________  Zip Ext.:____________

           [ ]  Foreign Country:________________________________   Foreign Postal Code:_______________________

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]

For period ending     12/31/2001
                 --------------------

File number 811-   09046
                ---------------------

113.   A.  [ ]  Trustee Name:  N/A
                             ---------------------------------------------------

       B.  [ ]  City:________________        State:___________     Zip Code:______________        Zip Ext.:__________

           [ ]  Foreign Country:______________________________     Foreign Postal Code:______________________________

113.   A.  [ ]  Trustee Name:___________________________________________________

       B.  [ ]  City:________________        State:___________     Zip Code:______________        Zip Ext.:__________

           [ ]  Foreign Country:______________________________     Foreign Postal Code:______________________________

114.   A.  [ ]  Principal Underwriter Name:   AFSG Securities Corporation
                                           -------------------------------------

       B.  [ ]  File Number 8-   36562
                              -----------

       C.  [ ]  City:   Cedar Rapids         State:   IA           Zip Code:   52499              Zip Ext.:__________
                     ------------------            ------------             ------------------

           [ ]  Foreign Country:_______________________________    Foreign Postal Code:____________________

114.   A.  [ ]  Principal Underwriter Name:_____________________________________

       B.  [ ]  File Number 8-__________

       C.  [ ]  City:________________        State:___________     Zip Code:______________        Zip Ext.:__________

           [ ]  Foreign Country:______________________________     Foreign Postal Code:______________________________

115.   A.  [ ]  Independent Public Accountant Name:     Ernst & Young, LLP
                                                   -----------------------------

       B.  [ ]  City:   Des Moines           State:   IA           Zip Code:   50309              Zip Ext.:__________
                     ------------------            ------------             ------------------

           [ ]  Foreign Country:_______________________________    Foreign Postal Code:____________________

115.   A.  [ ]  Independent Public Accountant Name:_____________________________

       B.  [ ]  City:__________________      State:____________    Zip Code:________________      Zip Ext.:__________

           [ ]  Foreign Country:_______________________________    Foreign Postal Code:____________________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]

For period ending 12/31/2001
                  --------------------
File number         811-09046
                 ---------------------

116. Family of investment companies information:

     A.  [ ]  Is Registrant part of a family of investment companies? (Y/N)  N
                                                                           -----
                                                                             Y/N
     B. [ ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [ ]  Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                             ---
                                                                             Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.  [ ]  Variable annuity contracts? (Y/N)                N
                                               ---------------------------------
                                                                             Y/N

     C.  [ ]  Scheduled premium variable life contracts? (Y/N)         N
                                                              ------------------
                                                                             Y/N

     D.  [ ]  Flexible premium variable life contracts? (Y/N)       Y
                                                             -------------------
                                                                             Y/N
     E.  [ ]  Other types of insurance products registered under the Securities
              Act of 1933? (Y/N)                  N
                                ------------------------------------------------
                                                                             Y/N

118. [ ] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933       1
                                                               -----------------

119. [ ] State the number of new series for which registration statements under
         the Securities Act of 1933 became effective during the period     1
                                                                      ----------

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $ 0
                                                                         -------

121. [ ] State the number of series for which a current prospectus was in
         existence at the end of the period.           1
                                            ------------------------------------

122. [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 1
                                                                               -

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending    12/31/2001
                 ----------------------------

File number         811-09046
                -----------------------------

123. [_] State the total value of the additional units considered in answering item 122 ($000's) omitted. $ 0
                                   ---------------------------------------------

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $
                                            ------------------------------------

125. [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $
                                                           ---------------------


126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $
                                                                          ------

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
         NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any): $
                                                  ------------------------------

                                                           Number         Total Assets           Total Income
                                                          of Series          ($000's             Distributions
                                                          Investing          omitted)           ($000's omitted)
                                                           --------       -------------         ----------------
A.       U.S. Treasury direct issue                        ________       $____________          $____________

B.       U.S. Government agency                            ________       $____________          $____________

C.       State and municipal tax-free                      ________       $____________          $____________

D.       Public utility debt                               ________       $____________          $____________

E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent               ________       $____________          $____________

F.       All other corporate intermed. & long-term debt    ________       $____________          $____________

G.       All other corporate short-term debt               ________       $____________          $____________

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                  ________       $____________          $____________

I.       Investment company equity securities                  1          $ 0                    $ 0
                                                           --------       -------------          -------------

J.       All other equity securities                       ________       $____________          $____________

K.       Other securities                                  ________       $____________          $____________

L.       Total assets of all series of registrant              1          $ 0                    $ 0
                                                           --------       -------------          -------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending   12/31/2001
                 --------------------------


File number         811-09046
                ----------------------------

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N)                                                        N
              ------------------------------------------------------------------
                                                                             Y/N
         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________________________________
                                                                             Y/N
         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_________________________________________
                                                                             Y/N

131. [_] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 0
                                          --------------------------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

         811-           811-          811-            811-           811-

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2002.



                                             TRANSAMERICA LIFE INSURANCE COMPANY

                                             By:  /s/ Ronald L. Ziegler
                                                  ------------------------------
                                                  Ronald L. Ziegler
                                                  Vice President and Actuary


Witness:


/s/ Frank A. Camp
------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company